Equity - Schedule of Changes in Retained Earnings (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained earnings, opening balance		€ 27,022	€ 24,371
Results for the year	[1]	4,869	5,546	€ 5,050
Cash dividend paid		(2,668)	(2,564)	(2,553)
Employee stock options and share plans		63	77	82
Retained earings, closing balance		28,339	27,022	24,371
Retained earnings [member]
Retained earnings, opening balance		27,022	24,371	22,231
Effect of changes in accounting policy		(390)
Transfer to/from share of associates and joint ventures reserves		(211)	(139)	(265)
Results for the year		4,601	5,311	4,851
Cash dividend paid		(2,607)	(2,564)	(2,521)
Employee stock options and share plans		19	21	75
Changes in composition of the group and other changes		(96)	22	0
Retained earings, closing balance		€ 28,339	€ 27,022	€ 24,371

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.